EQUITY - 1-for- 10 shares reverse split on common stock (Details)			9 Months Ended	12 Months Ended
		Apr. 06, 2022	Dec. 31, 2022 shares	Mar. 31, 2022 shares
EQUITY
Reverse stock split		0.1
Additional shares of common stock round up issue			8,402	8,402
Common stock
EQUITY
Additional shares of common stock round up issue	[1]			8,402
Subsequent event
EQUITY
Reverse stock split		0.1

[1]	Giving retroactive effect to the 1-for-10 reverse stock split effected on April 6, 2022